GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL
Schedule of changes in the net carrying amount of goodwill

	2018	2017

Cost
Balance at beginning of year	$5,688.6	$5,688.2
Business acquisitions	2.1	0.4
Reclassification to assets held for sale	(19.6)	—
Balance at end of year	5,671.1	5,688.6

Accumulated impairment losses
Balance at beginning of year	2,992.8	2,962.8
Impairment losses (note 7)	—	30.0
Balance at end of year	2,992.8	2,992.8

Net carrying amount	$2,678.3	$2,695.8

Schedule of allocation of net carrying amount of goodwill in significant CGU groups

	2018	2017
CGU groups

Telecommunications	$2,656.1	$2,677.0
Other[1]	22.2	18.8
Total	$2,678.3	$2,695.8
[1]	Includes mainly the CGUs related to Speciality film and television services, Book publishing and distribution, and Sports and Entertainment.

Schedule of determination of recoverable amounts in the impairment tests performed in significant CGU groups

	2018		2017
	Pre-tax	Perpetual	Pre-tax	Perpetual
	discount rate	growth	discount rate	growth
CGU groups [1]	(WACC)	rate	(WACC)	rate

Telecommunications	9.0%	2.5%	8.5%	2.5%
Magazines	—	—	15.5	(2.0)
Other	11.5 to 16.50	0.0 to 2.0	12.0 to 16.5	0.0 to 2.0
[1]	In 2018 and 2017, the recoverable amounts of all CGUs were based on value in use, using the discounted cash flow method.